DERIVATIVE LIABILITIES Warrants - Issued and Outstanding (Details)		12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares
Warrant Disclosure [Line Items]
Number of warrants outstanding	10,486,412	10,486,412	16,060,858	10,486,412	10,486,412	16,060,858	16,060,858
Warrants [Abstract]
Balance at the beginning of the year, number		16,060,858	16,359,058
Exercise of Warrants, number		(5,574,446)	(298,200)
Balance at the end of the year, number	10,486,412	10,486,412	16,060,858
Balance at the beginning of the year, amount | $		$ 36,874,124	$ 23,983,372
Exercise of Warrants, amount | $		(57,468,050)	(916,389)
Fair value and foreign currency adjustments, amount | $			13,807,141
Fair value adjustments, amount | $		163,512,709
Foreign currency adjustments, amount | $		9,030,828
Balance at the end of the year, amount | $	$ 151,949,611	$ 151,949,611	$ 36,874,124
Warrants
Warrant Disclosure [Line Items]
Number of warrants outstanding	10,486,412	10,486,412	16,060,858	10,486,412	10,486,412	16,060,858	16,060,858
Exercise price of warrants | $ / shares					$ 11.50
Period after the completion of the Qualifying Transaction upon which warrants are eligible for conversion	65 days
Warrants expiration period after the completion of the Qualifying Transaction	5 years
Incentive payment for warrant exercises | $ / shares					0.50
Reduced exercise price after inventive payment | $ / shares					11.00
Warrants [Abstract]
Balance at the beginning of the year, number		16,060,858
Balance at the end of the year, number	10,486,412	10,486,412	16,060,858
Share closing price | (per share)				$ 14.49	$ 18.52	$ 2.30	$ 3.00
Warrants | Subordinate Voting Shares
Warrant Disclosure [Line Items]
Number of securities into which each warrants may be converted				1	1